Loans and borrowings (restated) (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Loans and borrowings (restated)
Current	R$ 112,719	R$ 236,030	[1]
Non-current	614,744	753,733	[1]
Total	727,463	989,763
Advance on Foreign Exchange Contract (ACC)
Loans and borrowings (restated)
Current	0	96,386
Export Credit Note (NCE)
Loans and borrowings (restated)
Current	52,182	87,989
Non-current	294,524	353,112
Working Capital Loan
Loans and borrowings (restated)
Current	60,537	51,655
Non-current	R$ 320,220	R$ 400,621

[1]	misclassification of the effects of exchange differences related to debt loans denominated in foreign currency (USD) and designated as hedge instrument in a cash flow hedge relationship.